SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
SCHEDULE OF SEGMENTED INFORMATION

December 31, 2024	Drones	Vital	Corporate	Total
Sales of goods	$5,368,476	$-	$-	$5,368,476
Provision of services	1,171,861	20,718	-	1,192,579
Total revenue	$6,540,337	$20,718	$-	$6,561,055
Segment loss	$5,975,503	$(20,718)	$4,728,628	$10,683,413
Finance and other costs	107,225	-	-	107,225
Depreciation	551,117	-	14,689	565,806
Amortization	11,285	-	-	11,285
Change in fair value of derivative liability	-	-	1,842,618	1,842,618
Loss (recovery) on write-off of notes receivable	-	-	40,020	40,020
Loss on write down of inventory	627,106	-	-	627,106
Net loss for the year	$7,272,236	$(20,718)	$6,625,955	$13,877,473

December 31, 2023	Drones	Vital	Corporate	Total
Sales of goods	$4,905,417	$381,676	$-	$5,287,093
Provision of services	1,267,749	-	-	1,267,749
Total revenue	$6,173,166	$381,676	$-	$6,554,842
Segment loss	$14,743,176	$(140,366)	$8,323,731	$22,926,541
Finance and other costs	(80,211)	-	(3,069)	(83,280)
Depreciation	499,530	-	11,147	510,677
Amortization	35,960	-	-	35,960
Change in fair value of derivative liability	-	-	(211,110)	(211,110)
Loss on write-off of notes receivable	-	-	101,351	101,351
Loss on write down of inventory	331,671	-	-	331,671
Net loss for the year	$15,530,126	$(140,366)	$8,222,050	$23,611,810

December 31, 2022	Drones	Vital	Corporate	Total
Sales of goods	$5,388,262	$162,170	$-	$5,550,432
Provision of services	2,054,627	-	-	2,054,627
Total revenue	$7,442,889	$162,170	$-	$7,605,059
Segment loss	$9,929,789	$602,580	$12,926,884	$23,459,253
Finance and other costs	(3,529)	-	(40,816)	(44,345)
Depreciation	586,185	-	7,092	593,277
Amortization	179,482	-	-	179,482
Impairment of goodwill and intangibles	2,166,563	4,288,351	-	6,454,914
Change in fair value of derivative liability	-	-	(5,502,688)	(5,502,688)
Loss on write-off of notes receivable	1,080,645	-	(771,260)	309,385
Loss on write down of inventory	251,754	1,724,760	-	1,976,514
Write down of deposit	-	228,572	-	228,572
Net loss for the year	$14,190,889	$6,844,263	$6,619,212	$27,654,364

SCHEDULE OF GEOGRAPHIC REVENUE

Geographic segmentation is as follows:	For the years ended December 31,
	2024	2023	2022
Non-current assets
Canada	$1,117,513	$1,441,701	$1,121,821
United States	-	206,616	-
	$1,117,513	$1,648,317	$1,121,821
Revenue
Canada	$6,523,341	$6,162,672	$6,919,038
United States	37,714	392,170	686,021
	$6,561,055	$6,554,842	$7,605,059